Segment information - Schedule of Geographical Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Disclosure of geographical areas [line items]
Revenue	$ 1,333.8	$ 1,217.0	$ 1,098.4
Other non-current non-financial assets	586.7	582.9
North America
Disclosure of geographical areas [line items]
Revenue	570.9	581.2	519.0
Other non-current non-financial assets	362.8	344.6
Canada
Disclosure of geographical areas [line items]
Revenue	246.3	241.0	213.1
Other non-current non-financial assets	222.1	232.9
United States
Disclosure of geographical areas [line items]
Revenue	324.6	340.2	305.9
Other non-current non-financial assets	140.7	111.7
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	506.9	354.2	327.1
Other non-current non-financial assets	97.7	106.7
Greater China
Disclosure of geographical areas [line items]
Revenue	422.2	287.3	288.8
Other non-current non-financial assets	63.6	73.6
Asia Pacific (excluding Greater China)
Disclosure of geographical areas [line items]
Revenue	84.7	66.9	38.3
Other non-current non-financial assets	34.1	33.1
EMEA
Disclosure of geographical areas [line items]
Revenue	256.0	281.6	$ 252.3
Other non-current non-financial assets	$ 126.2	$ 131.6